Business Combinations (Acquisition Completed in 2010 - Pro Forma Information) (Details) (CNY)	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information [Abstract]
Net revenues	4,525,472,000
Net income	1,285,234,000
Earnings per ordinary share
Basic	2.25
Diluted	2.25
Pro forma net income (loss), amortization of identifiable intangible assets	14,400,000
Pro forma net income (loss), amortization of deferred tax liabilities	3,500,000